Business Combinations (Details) - Schedule of Net Assets Disposed - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disposal of subsidiaries [Member]
Business Combinations (Details) - Schedule of Net Assets Disposed [Line Items]
Cash and bank balance		$ 3,732,847	$ 24,605
Plant and equipment		1,689,459	123,175
Right of use assets		1,126,111
Inventories			155,986
Trade and others receivable		16,548	515,132
Other deposit and prepayment		5,146,750	582,750
Amount due from former fellow subsidiaries		192,532
Trade and other liabilities		(387,130)	(1,166,442)
Amount due to a related company			(3,700)
Amount due to holding company		(3,691,178)
Lease liabilities		(215,559)
Lease liabilities - long term		(725,446)
Deferred tax liabilities			(29,064)
Total		6,884,934	202,442
Acquisition of Subsidiaries [Member]
Business Combinations (Details) - Schedule of Net Assets Disposed [Line Items]
Cash and bank balance		10,301
Other deposit and prepayment		35,312
Trade and other liabilities		(653,748)
Amount due to a related company		88,261
Total		900,414
Intangible assets		$ 1,420,288